Retirement Benefits	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Retirement Benefits

17 RETIREMENT BENEFITS

Retirement benefits are provided through a number of funded and unfunded defined benefit plans and defined contribution plans, the most significant of which are in the Netherlands, UK and USA. Benefits comprise principally pensions; retirement healthcare and life insurance are also provided in certain countries.

Retirement benefit expense	$ million
	2017	2016	2015
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,500	1,527	1,855
Interest expense on obligations	2,309	2,643	2,944
Interest income on plan assets	(2,019)	(2,358)	(2,495)
Other	(404)	(116)	207
Total	1,386	1,696	2,511
Defined contribution plans	429	485	473
Total retirement benefit expense	1,815	2,181	2,984

Retirement benefit expense is presented principally within production and manufacturing expenses and selling, distribution and administrative expenses in the Consolidated Statement of Income. Interest income on plan assets is calculated using the same rate as that applied to the related defined benefit obligations for each plan to determine interest expense.

Remeasurements	$ million
	2017	2016	2015
Actuarial gains/(losses) on obligations:
Due to changes in demographic assumptions	933	809	(517)
Due to changes in financial assumptions [A]	(4,495)	(11,391)	6,381
Due to experience adjustments	37	642	121
Total	(3,525)	(9,940)	5,985
Return on plan assets in excess of interest income	4,942	5,106	298
Other movements	50	18	55
Total remeasurements	1,467	(4,816)	6,338

[A] Mainly in the discount rates applied.

Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.

Defined benefit plans	$ million
	Dec 31, 2017	Dec 31, 2016
Obligations	(104,285)	(94,405)
Plan assets	93,243	81,276
Net liability	(11,042)	(13,129)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	2,799	1,456
Non-current liabilities	(13,247)	(14,130)
Current liabilities	(594)	(455)
Total	(11,042)	(13,129)

Defined benefit plan obligations	$ million, except where indicated
	2017	2016
At January 1	94,405	89,426
Current service cost	1,550	1,585
Interest expense	2,309	2,643
Actuarial losses	3,525	9,940
Benefit payments	(4,579)	(3,847)
Other movements	(949)	1,006	[A]
Currency translation differences	8,024	(6,348)
At December 31	104,285	94,405
Comprising:
Funded pension plans	94,903	85,357
Weighted average duration	19 years	18 years
Unfunded pension plans	4,824	4,463
Weighted average duration	12 years	11 years
Other unfunded plans	4,558	4,585
Weighted average duration	13 years	13 years

[A] Includes additions to obligations on acquisition of BG of $1,958 million.

Defined benefit plan assets	$ million, except where indicated
	2017	2016
At January 1	81,276	80,851
Return on plan assets (in excess of interest income)	4,942	5,106
Interest income	2,019	2,358
Employer contributions	1,804	1,341
Plan participants’ contributions	50	58
Benefit payments	(4,294)	(3,560)
Other movements	(245)	1,211	[A]
Currency translation differences	7,691	(6,089)
At December 31	93,243	81,276
Comprising:
Quoted in active markets:
Equities	32%	29%
Debt securities	45%	46%
Real estate	1%	1%
Investment funds	1%	1%
Other	1%	1%
Other:
Equities	7%	9%
Debt securities	3%	3%
Real estate	6%	6%
Investment funds	3%	2%
Other	1%	2%

[A] Includes additions to plan assets on acquisition of BG of $2,194 million.

Long-term investment strategies of plans are generally determined by the relevant pension plan trustees using a structured asset liability modelling approach to define the asset mix that best meets the objectives of optimising returns within agreed risk levels while maintaining adequate funding levels.

Employer contributions to defined benefit pension plans are set by local trustees based on actuarial valuations in accordance with local regulations and are estimated to be $1.0 billion in 2018.

Additional contributions to the Netherlands defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more. At the most recent (2017) funding valuation the local funding percentage was above this level. There are no set minimum statutory funding requirements for the UK plans. Under an agreement with the trustee of the main UK defined benefit plan, Shell will provide additional contributions if the funding position falls below a certain level. For the US plans, under the Pension Protection Act there are minimum required contribution levels; forecast contributions are expected to exceed these.

The principal assumptions applied in determining the present value of defined benefit obligations and their bases were as follows:

■	rates of increase in pensionable remuneration, pensions in payment and healthcare costs: historical experience and management’s long-term expectation;
■	discount rates: prevailing long-term AA corporate bond yields, chosen to match the currency and duration of the relevant obligation; and
■	mortality rates: published standard mortality tables for the individual countries concerned adjusted for Shell experience where statistically significant.

The weighted averages for those assumptions and related sensitivity information at December 31 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions.

	$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used		Increase/(decrease) in defined benefit obligations
	2017	2016	Range of assumptions	2017	2016
Rate of increase in pensionable remuneration	5%	5%	-1% to +1%	(2,150) to 2,782	(1,895) to 2,504
Rate of increase in pensions in payment	2%	2%	-1% to +1%	(10,120) to 12,662	(8,850) to 11,271
Rate of increase in healthcare costs	7%	7%	-1% to +1%	(451) to 551	(455) to 555
Discount rate for pension plans	3%	3%	-1% to +1%	19,042 to (14,567)	16,904 to (12,912)
Discount rate for healthcare plans	4%	4%	-1% to +1%	599 to (483)	662 to (528)
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,906) to 2,022	(1,743) to 1,797
Women	89 years	89 years	-1 year to +1 year	(1,720) to 1,828	(1,484) to 1,530

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1